Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 – Related Party Transactions

Ms. Soledad Bayazit, the Company’s former Chief Executive Officer, sole director and majority stockholder, held 10% secured notes due January 12, 2012 of $1,201,000 which were in default. Interest expense on the note payable – related party was $21,388 and $30,025 for the three months ended March 31, 2017 and 2016, respectively. During the three months ended March 31, 2017, Ms. Bayazit forgave the principal and accrued interest on these 10% secured notes of $1,201,000 and $672,231, respectively. The amount forgiven was treated as a capital contribution in the accompanying financial statements.

To finance the Company’s operations Ms. Bayazit extended loans to the Company. The balance at December 31, 2016 of $99,974 was presented as loan payable – related party in the accompanying balance sheet. The loan was non-interest bearing and due on demand. During the three months ended March 31, 2017, Ms. Bayazit loaned an additional $54,486 to the Company that was used to pay certain vendors. Ms. Bayazit forgave the entire loan payable of $154,460. The amount forgiven has been treated as a capital contribution in the accompanying financial statements.

During three months ended March 31, 2017, the Company’s new Chief Executive Officer and majority stockholder paid expenses of the Company totaling $25,985. This amount is presented as due to stockholder in the accompanying balance sheet. The amount is non-interest bearing and payable upon demand.

Note 4 – Related Party Transactions

Ms. Soledad Bayazit, the Company’s former Chief Executive Officer and sole director, holds 10% secured notes due January 12, 2012 in the aggregate principal amount of $1,201,000 which are currently in default. Interest expense on the note payable – related party was $120,100 and $120,100 for the years ended December 31, 2016 and 2015, respectively.

During the year ended December 31, 2015, to finance our operations the Company’s Chief Executive Officer has extended loans in the total amount of $8,811. The outstanding balance at December 31, 2016 and 2015 of $99,974 and $99,974 is presented as loan payable – related party in the accompanying balance sheets. The loan is non-interest bearing and due on demand.